PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of funded status:
Fair value of benefit obligation	$ (47,215)	$ (54,122)	$ (49,943)
Fair value of plan assets	15,858	16,864	$ 15,223
Funded (unfunded) status at end of year	(31,357)	(37,258)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	15,077	15,822
Cash
Reconciliation of funded status:
Fair value of plan assets	781	1,042
UK scheme
Reconciliation of funded status:
Fair value of benefit obligation	(11,608)	(12,727)
Fair value of plan assets	15,077	15,822
Funded (unfunded) status at end of year	3,469	3,095
Marine scheme
Reconciliation of funded status:
Fair value of benefit obligation	(35,607)	(41,395)
Fair value of plan assets	781	1,042
Funded (unfunded) status at end of year	$ (34,826)	$ (40,353)